SHORT TERM DEBT, NET OF DEBT DISCOUNT	3 Months Ended
Mar. 31, 2014
Short-Term Debt, Other Disclosures [Abstract]
SHORT TERM DEBT, NET OF DEBT DISCOUNT
8. SHORT TERM DEBT, NET OF DEBT DISCOUNT

In the first Three months of 2014, the Company realized gross proceeds of $ 300,000 in new cash. Proceeds from the sale of its 12% to 15.0% twelve month Unsecured Convertible Notes, in the aggregate original principal amount of $ 300,000 (the “Notes”) to accredited investors (the “Investors”).  Interest on the outstanding principal balance of the Notes is payable upon maturity of the note. The outstanding principal balance of the Notes and all accrued but unpaid interest thereon may be converted at any time at the option of each Investors into shares of Common Stock at the Conversion Price of $ .20 per share.  The Company may prepay the Notes at any time without penalty to the Investors.

Unsecured Notes, net debt discount, consist of the following:

	March 31,	December 31,
	2014	2013
Unsecured Convertible Notes	$1,261,867	$1,450,333
Debt discount	(72,512)	(70,063)
	1,189,355	1,380,270
Less long term portion	151,098	1,276,358
Short term portion	$1,038,257	$103,912

The Company committed to issue 561,918 shares of common stock for origination fees during the three months ended March 31, 2014 and recorded a debt discount of $ 77,207.

Gain on Troubled Debt Restructuring

2014 Modification of Debt
The following debt instruments were modified in 2014. The modification of debt included the addition of a conversion feature therefore requiring the Company to record the transaction in accordance with ASC 470 “Debt” modification of debt accounting.

At December 31, 2013, the Company had promissory notes issued to one affiliated investor with an outstanding balance of $2,000,000, which were due on demand. During January 2014, the Company reached an agreement with the investor to extend the debt for twelve months. At the date of extension, the debt payable was $2,000,000. The fair value of the new debt is $1,791,713. As of March 31, 2013 the loss on debt modification of $208,287 has been included in the Stockholders’ Deficit.

At December 31, 2013, the Company had promissory notes issued to three accredited investors with an outstanding balance of $249,535, which were due on demand. During January 2014, the Company reached an agreement with the investors to extend the debt for six to twelve months. At the date of extension, the debt payable was $249,535. The fair value of the new debt is $223,548. The conversion rate on the new convertible note is $0.20 per share of common stock. As of March 31, 2013 the loss on debt modification of $25,987 has been included in the Statement of Operations. The loss incurred with debt restructuring approximates $0.00 per share.

At December 31, 2013, the Company had Notes issued to two accredited investors in March 2004 and August 2013 with an outstanding principal and interest balance of $111,978, which were due on demand. In January 2014, the Company reached an agreement with the investors to convert into 275,000 shares of common stock plus $43,725 in cash as full settlement. The debt and accrued interest was valued at $111,978 which exceeded the fair market value of the common stock and cash by $41,5778. The difference resulted in a gain on troubled debt restructuring of $41,578 has been included in the Statement of Operations in the three months ended March 31, 2014. The gain incurred with debt restructuring approximates $0.00 per share.

The Secured Promissory Unit Note issued in November 2009 with the principal amount outstanding of $ 85,726 and accrued interest of $59,163 as of March 31, 2014 is in default due to non-payment. The Secured Promissory Unit Note in the original amount of $85,726 and interest accrued thereon was originally repayable in five quarterly installments beginning 18 months after issue.